Schedule of related party transaction (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recruitment Service [Member]
Related Party Transaction [Line Items]
Related party transactions	[1]		¥ 3,887	¥ 7,417
Beagledata [Member] | Outsourcing Services [Member]
Related Party Transaction [Line Items]
Related party transactions				¥ 566

[1]	The Company provided recruitment services to Beagledata, including flexible staffing services and permanent recruitment services for the years ended December 31, 2023 and 2024. The Company did not provide any services to Beagledata for the year ended December 31, 2025.